Commitments and Related Party Transactions - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2020 CAD ($)
Disclosure of transactions between related parties [line items]
Lease rental commitment	$ 132
Mine site and exploration and evaluation	700
DSU [member]
Disclosure of transactions between related parties [line items]
Accrued income (expenses)	167		$ 87	$ 21
RSU [member]
Disclosure of transactions between related parties [line items]
Accrued income (expenses)	(7)		$ 40	$ 17
Management contract expiring in April 2024 [member]
Disclosure of transactions between related parties [line items]
Directors remuneration	$ 600	$ 315
Management contract expiration team	April 2024	April 2024
Management contract expiring in December 2023 [member]
Disclosure of transactions between related parties [line items]
Directors remuneration		$ 400
Management contract expiration team	December 2023	December 2023